BORROWINGS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011
Revolving credit line
Subordinated debt - parent
Number of equal monthly installments	12
Interest rate during the period (as a percent)	5.00%
Interest rate at the end of the period (as a percent)	5.00%	5.00%
Outstanding balance	$ 19,500,000
Revolving line of credit
Subordinated debt - parent
Maximum principal balance on the facility		25,000,000
Interest rate during the period (as a percent)	5.00%
Outstanding balance	$ 0	0